Deposits and other borrowings (Tables)	6 Months Ended
Mar. 31, 2025
Deposits and other borrowings
Schedule of deposits and other borrowings

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 25	Mar 25
$m	2025	2024	2024	- Sept 24	- Mar 24
Australia
Certificates of deposit	27,777	33,215	35,727	(16)	(22)
Non-interest bearing, repayable at call	133,046	128,705	121,313	3	10
Other interest bearing - transactions	113,433	110,393	114,120	3	(1)
Other interest bearing - savings	209,035	197,415	186,945	6	12
Other interest bearing term	158,944	157,282	148,110	1	7
Total Australia	642,235	627,010	606,215	2	6
New Zealand
Certificates of deposit	1,887	1,711	2,414	10	(22)
Non-interest bearing, repayable at call	10,934	10,287	10,940	6	-
Other interest bearing - transactions	8,556	8,815	8,385	(3)	2
Other interest bearing - savings	18,793	17,854	18,456	5	2
Other interest bearing term	35,303	36,245	34,597	(3)	2
Total New Zealand	75,473	74,912	74,792	1	1
Other overseas
Certificates of deposit	12,824	11,948	13,139	7	(2)
Non-interest bearing, repayable at call	1,145	1,193	1,323	(4)	(13)
Other interest bearing - transactions	1,107	736	849	50	30
Other interest bearing - savings	1,101	987	990	12	11
Other interest bearing term	5,365	3,703	4,918	45	9
Total other overseas	21,542	18,567	21,219	16	2
Total deposits and other borrowings	739,250	720,489	702,226	3	5